Annual Operating Expenses - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - Fidelity Series 5+ Year Inflation-Protected Bond Index Fund - Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
Mar. 01, 2023
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none